S000004339 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 900 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.26%	10.49%	9.90%
iShares Core S&P U.S. Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	10.45%	9.88%
Performance Inception Date					Jul. 24, 2000
iShares Core S&P U.S. Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.61%	9.85%	9.26%
iShares Core S&P U.S. Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	8.16%	7.93%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through January 22, 2017 reflect the performance of the Russell 3000 Value Index. Index returns beginning on January 23, 2017 reflect the performance of the S&P 900 Value Index, which, effective as of January 23, 2017, replaced the Russell 3000 Value Index as the Underlying Index of the Fund.